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      PROVIDENT
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    INSTITUTIONAL
        FUNDS

              400 Bellevue Parkway, Wilmington, DE 19809  Phone:
                       302-792-2555  Fax: 302-792-5876



Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                                   March 4, 1996

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for New York Investors, Inc., for the period ended January 31, 1996.

     The enclosed Investment Adviser's Report summarizes the major economic issues facing the State and City of New York. Your Fund's priority is to maintain the portfolio credit quality to which you are accustomed, despite the many problems facing the New York market.

     Please call your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 if you have any questions. We welcome the opportunity to serve you.


                                            Sincerely,

                                            /s/ THOMAS A. MELFE

                                            Thomas A. Melfe
                                              Chairman

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

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The economy of the State of New York, while not deteriorating, remained sluggish over the past six months, and as the State rolls into budget season, it faces another shortfall. The estimated gap currently falls into the $3.5-4.0 billion range. To address the structural problems, Governor Pataki continues to press hard for a mix of cuts--tax cuts, spending cuts, and job cuts--aimed at revenue growth through a more favorable business climate and a leaner state government. Tax reductions are proposed for both individuals and businesses and jobs would be phased out largely via early retirements. Medicaid spending is the largest target for cost savings, and assistance from the federal government in the form of changes in allocation formulas is envisioned in current proposals.

     The City of New York continues to have its own knotty problems addressing structural imbalances in its budget. The City saw its long-term general obligation rating lowered by Standard & Poor's Ratings Group to BBB+ and Moody's currently has the rating under review. The rating agencies object to the continued use of budget balancing strategies that employ too many measures that essentially raise cash to close a particular budget gap but do nothing beyond the year in which they are used. The current set of proposals also contain some one-time measures including a controversial plan to sell the City water system. There were some positive developments, however, over the past few months. The City saw some improvement on the economic front this fall. The numbers were not large, but increases were seen in employment and tourism was up. Efforts to find ways to make the City more attractive to business continued, including reductions in the commercial rent tax and the hotel tax.

     A lack of supply of general market note issues in the short-term municipal market over the past few months has given the market a flat and sometimes inverted yield curve. Average weighted maturities have been constrained and new note issues have often offered little incentive to extend, even after factoring in a potential Fed rate cut. The Fund has consequently maintained a relatively short maturity during the current period. New York budget issues and creditworthiness continue to be monitored closely, and selection of high quality securities to maintain safety and liquidity remains a primary objective. We are pleased to report that the New York Money Fund earned a top decile rank in the Lipper Analytical Performance Rankings for 1995.

     On January 31, 1996, net assets stood at $283,560,401.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION
March 1, 1996

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1996
                                  (Unaudited)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK -- 94.6%
  City of New York G.O. DN /
   (Canadian Imperial Bank LOC)
   (A-1+, VMIG-1)**
   2.95%.................02/07/96   $ 3,000   $  3,000,000

  City of New York G.O. DN /
   (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.70%.................02/01/96     1,400      1,400,000

  City of New York G.O. RAN /
   (Multiple Credit Enhancements)
   (SP-1, MIG-1)
   4.75%.................06/28/96     4,000      4,012,195

  City of New York G.O.
   Series A-10 DN /
   (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.90%.................02/01/96     3,400      3,400,000

  City of New York G.O.
   Series B-10 DN /
   (Union Bank of Switzerland
   LOC)
   (A-1+, VMIG-1)**
   3.00%.................02/07/96       300        300,000

  City of New York G.O.
   Series E-4 DN /
   (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.55%.................02/01/96     1,000      1,000,000

  City of New York G.O.
   Series E-5 DN /
   (Sumitomo Bank LOC)
   (A-1, VMIG-1)**
   3.70%.................02/01/96     1,900      1,900,000

  City of New York G.O.
   Series 1992 C-2 DN /
   (Fuji Bank LOC)
   (A-2, VMIG-1)**
   4.05%.................02/01/96       400        400,000

  City of New York G.O.
   Series 1993 B DN /
   (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.80%.................02/01/96       300        300,000

  City of New York G.O.
   Series 1995 F-3 DN /
   (Industrial Bank of Japan LOC)
   (A-1, VMIG-1)**
   3.35%.................02/07/96    10,000     10,000,000

  City of New York G.O.
   Series 1995 F-7 DN /
   (Union Bank of Switzerland
   LOC)
   (A-1+, P-1)**
   3.05%................. 02/07/96    2,800      2,800,000



     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------   ----------  -----------
NEW YORK (CONTINUED)
  City of New York G.O. TECP
   (A-1, P-1)
   3.40%.................02/09/96   $ 1,700   $  1,700,000

  City of New York G.O. TECP /
    (Banque Paribas LOC)
   (A-1, P-1)
   3.75%.................02/07/96       500        500,000

  City of New York G.O. TECP
   Fiscal 1994 Series H-3
   (A-1, VMIG-1)
   3.75%.................02/07/96     5,800      5,800,000

  City of New York
   Housing Development
   Corporation
   (Columbus Gardens Project)
   DN / (Citibank LOC) (A-1)**
   3.00%.................02/07/96     1,400      1,400,000

  City of New York Housing
   Development Corporation
   (East 96th Street Project)
   DN / (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.20%.................02/07/96     2,000      2,000,000

  City of New York Housing
   Development Corporation
   (Parkgate Tower)
   Resolution One Series 1985
   DN / (Citibank LOC)
   (A-1, VMIG-1)**
   3.00%.................02/07/96     3,345      3,345,000

  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN / (Sumitomo Bank LOC)
   (VMIG-1)**
   3.30%.................02/07/96     2,700      2,700,000

  City of New York IDA
   (Columbia Grammar School and
   Preparatory School) Civic
   Facility RB Series 1994
   DN / (Chemical Bank LOC)
   (A-1)**
   3.05%.................02/07/96       300        300,000

  City of New York IDA Refunding
   Revenue Adjustable Tender
   Notes (La Guardia Associates)
   Series 1985 DN / (Banque
   Indosuez LOC) (A-1, VMIG-1)**
   3.15%.................02/07/96       600        600,000

  City of New York IDA Refunding
   Revenue Adjustable Tender
   Notes, Field Hotel Association
   (JFK Project) DN / (Banque
   Indosuez LOC) (A-1, VMIG-1)**
   3.15%.................02/07/96     3,450      3,450,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)


     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------    ----------
NEW YORK (CONTINUED)
  City of New York Municipal
   Water and Sewer System
   Floating Rate Trust Receipts
   Relating to
   New York City Municipal Water
   Finance Authority Water and
   Sewer System 1996-A DN /
   (A-1, VMIG-1)**
   3.30%.................02/07/96   $10,000   $ 10,000,000

  City of New York RAN Series B /
   (Morgan Guaranty LOC)
   (SP-1, MIG-1)
   4.75%.................06/28/96     2,000      2,011,241

  City of New York RAN Series
   1996-A (SP-1+, MIG-1)
   4.50%.................04/11/96     4,000      4,005,589

  City of New York Tender Option
   Bond DN / (MBIA Insurance)
   (VMIG-1)**
   3.30%.................02/07/96     7,000      7,000,000

  City of New York Trust For
   Cultural Resources (American
   Museum of Natural History)
   DN / (MBIA Insurance) (A-1+,
   VMIG-1)**
   2.90%.................02/07/96       400        400,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall)
   Series 1985 DN / (Dai-Ichi
   Kangyo LOC) (A-1, VMIG-1)**
   3.35%.................02/07/96     7,250      7,250,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall)
   Series 1990 DN / (Dai-Ichi
   Kangyo LOC) (A-1, VMIG-1)**
   3.35%.................02/07/96     4,400      4,400,000

  City of New York Trust For
   Cultural Resources (The Museum
   of Broadcasting) Series 1989
   DN / (Sumitomo Bank LOC)
   (A-1, VMIG-1)**
   3.30%.................02/07/96     2,300      2,300,000

  City of Syracuse IDA Syracuse
   University (Eggers Hall)
   Series 1993 DN (A-1+)**
   3.60%.................02/01/96       800        800,000

  County of Albany BAN
   6.00%.................02/21/96     5,440      5,443,526

  County of Erie Water Authority
   DN / (AMBAC Insurance)
   (A-1+, VMIG-1)**
   3.10%.................02/07/96       600        600,000




     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------    ----------
NEW YORK (CONTINUED)
  County of Erie Water Authority
   Water Works System RB DN /
   (AMBAC Insurance)
   (A-1+, VMIG-1)**
   3.10%.................02/07/96   $ 2,100   $  2,100,000

  County of Monroe Adjustable
   Rate IDRB (Emerson Electric)
   MB
   (Aa1)
   3.80%.................07/01/96     2,290      2,290,000

  County of Monroe IDA (Canal
   Ponds Business Park Project)
   Series 1995-D DN / (Fleet Bank
   LOC) (A-1, VMIG-1)**
   3.00%.................02/07/96     5,150      5,150,000

  County of Montgomery IDRB
   (Service Merchandise Company)
   DN / (Industrial Bank of Japan
   LOC) (A-1+, VMIG-1)**
   3.45%.................02/15/96     4,700      4,700,000

  County of Nassau IDA (Cold
   Spring Harbor Laboratory
   Project) Series 1989
   DN / (Morgan Guaranty LOC)
   (A-1+)**
   3.70%.................02/01/96     4,200      4,200,000

  County of Nassau IDA (Cold
   Spring Harbor Laboratory
   Project) Series 1993
   DN / (Morgan Guaranty LOC)
   (A-1+)**
   3.70%.................02/01/96     2,400      2,400,000

  County of Suffolk Water
   Authority Series 1994
   DN / (FGIC Insurance)
   (VMIG-1)**
   3.10%.................02/07/96     4,100      4,100,000

  County of Tompkins 1995
   Renewals Series B BAN (NR)
   4.25%.................09/06/96     1,000      1,002,000

  Dormitory Authority of The
   State of New York (Columbia
   University) MGT 14-C
   DN / (Morgan Guaranty LOC)
   (VMIG-1)**
   3.25%.................02/07/96     5,500      5,500,000

  Dormitory Authority of The
   State of New York (Cornell
   University) Series 1990 B DN
   (SP-1+, VMIG-1)**
   3.60%.................02/01/96     7,800      7,800,000

  Dormitory Authority of The
   State of New York
   (Metropolitan Museum of Art)
   Series 1993 A DN
   (A-1+, VMIG-1)**
   2.75%.................02/07/96       385        385,000

  Dormitory Authority of The
   State of New York (United
   Cerebral Palsy of New York
   City, Inc.) RB DN / (Chemical
   Bank LOC)
   (A-1, VMIG-1)**
   2.95%.................02/07/96   $ 3,600   $  3,600,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)


     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------    ----------
NEW YORK (CONTINUED)
  Dormitory Authority of The
   State of New York RB
   (Beverwyck, Inc.) DN / (Banque
   Paribas LOC)
   (A-1, VMIG-1)**
   3.05%.................02/07/96   $ 3,300   $  3,300,000

  Dormitory Authority of The
   State of New York
   TECP/(Dai-Ichi Kangyo LOC)
   (A-1, P-1)
   3.60%.................02/16/96       303        303,000

  East Islip Union Free School
   District TAN 1995
   4.25%.................06/28/96     2,500      2,504,382

  Massapequa Union Free School
   District TAN (MIG-1)
   4.25%.................06/28/96     3,000      3,005,840

  Metropolitan Transportation
   Authority Commuter Facilities
   Series 1991 DN / (Morgan
   Guaranty LOC)
   (A-1+, VMIG-1)**
   3.00%.................02/07/96     4,500      4,500,000

  New York Local Government
   Assistance Corporation
   Variable Rate Bonds DN /
   (Societe Generale LOC)
   (A-1+, VMIG-1)**
   2.95%.................02/07/96     3,000      3,000,000

  New York Local Government
   Assistance Corporation
   Variable Rate Bonds Series E
   DN / (Canadian Imperial Bank
   LOC) (A-1+, VMIG-1)**
   2.95%.................02/07/96    10,200     10,200,000

  New York State Energy, Research
   and Development Authority
   (New York State Electric and
   Gas) Series 1985-A MB /
   (Morgan Guaranty LOC) (A-1+)
   4.65%.................03/15/96     1,000      1,000,000

  New York State Energy, Research
   and Development Authority
   Adjustable Rate PCRB (Long
   Island Lighting Project) MB /
   (Deutsche Bank LOC)
   (VMIG-1)
   4.70%.................03/01/96     4,000      4,000,000

  New York State Energy, Research
   and Development Authority
   Annual Tender PCRB MB / (Union
   Bank of Switzerland
   LOC) (A-1+)
   3.65%.................12/01/96     2,065      2,065,000




     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------    ----------
NEW YORK (CONTINUED)
  New York State Energy, Research
   and Development Authority
   (Orange and Rockland
   Utilities) Series 1995-A
   DN / (AMBAC Insurance) (A-1+,
   VMIG-1)**
   2.90%.................02/07/96   $ 3,000   $  3,000,000

  New York State Energy, Research
   and Development Authority PCR
   (Central-Hudson Gas and
   Electric Corporation) Series A
   DN / (Bankers Trust LOC)
   (A-1+, VMIG-1)**
   2.90%.................02/01/96     4,850      4,850,000

  New York State Energy, Research
   and Development Authority PCR
   (Rochester Gas and Electric)
   DN / (Bank of New York LOC)
   (A-1, VMIG-1)**
   3.40%.................02/01/96     9,700      9,700,000

  New York State Energy, Research
   and Development Authority PCR
   Refunding Bonds (Niagara
   Mohawk Power) DN / (Morgan
   Guaranty LOC)(NR)**
   4.05%.................02/01/96       700        700,000

  New York State Energy, Research
   and Development Authority PCRB
   (Orange and Rockland
   Utilities, Inc. Projects)
   Series 1994 A DN / (FGIC
   Insurance)
   (A-1+, VMIG-1)**
   2.90%.................02/07/96       400        400,000

  New York State Energy, Research
   and Development Authority PCRB
   MB/(Union Bank of Switzerland
   LOC) (P-1)
   3.85%.................10/15/96     2,000      2,000,000

  New York State Housing Finance
   Agency (Memorial Sloan-
   Kettering Cancer Center)
   DN (A-1+)**
   3.05%.................02/07/96       400        400,000

  New York State Housing Finance
   Agency (Mount Sinai School of
   Medicine) Series A DN / (Sanwa
   Bank LOC) (A-1+, VMIG-1)**
   3.40%.................02/07/96     5,900      5,900,000

  New York State Housing Finance
   Agency, Multi-Family Housing
   RB Series 1988 A DN / (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.15%.................02/07/96       700        700,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)


     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
--------------------------------    ----------
NEW YORK (CONTINUED)
  New York State Housing Finance
   Authority (Normandie Court I)
   Series 1991 A DN / (Societe
   Generale LOC)
   (A-1+, VMIG-1)**
   2.90%.................02/07/96   $ 2,300   $  2,300,000

  New York State Job Development
   Authority DN / (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   5.90%.................02/01/96       935        935,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 C
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96     7,495      7,495,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 D
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96       375        375,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 E
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96     1,725      1,725,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 F
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96     2,340      2,340,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 G
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96     3,175      3,175,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 H
   DN / (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................02/01/96     1,755      1,755,000

  New York State Local Assistance
   Corporation DN / (Multiple
   Credit Enhancements)
   (A-1+, VMIG-1)**
   2.95%.................02/07/96     9,400      9,400,000


     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York State Medical Care
   Facilities Finance Agency
   Revenue Pooled Equipment Loan
   Program, Series 1985 Issue One
   DN / (Chemical Bank LOC)
   (A-1, VMIG-1)**
   3.00%.................02/07/96   $ 2,000   $  2,000,000

  New York State Power Authority
   Adjustable Tender Notes MB
   (A-1, VMIG-1)
   3.85%.................03/01/96    15,300     15,300,000

  New York State Solid Waste
   Management Authority
   (North Hempstead) DN /
   (National Westminster LOC)
   (A-1+, VMIG-1)**
   2.95%.................02/07/96       150        150,000

  New York State TECP
   (A-1, P-1)
   3.10%.................03/06/96     5,500      5,500,000

  New York State TECP Series Q
   (A-1+, P-1)
   3.40%.................02/14/96     2,200      2,200,000

  New York State TECP Series R
   (A-1+, P-1)
   3.10%.................03/07/96     6,000      6,000,000

   3.25%.................03/13/96     5,000      5,000,000

  Niagara Falls Toll Bridge
   Series 1993 A DN /
   (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.10%.................02/07/96     2,300      2,300,000

  Port Authority of New York and
   New Jersey Versatile Structure
   Obligations DN / (Morgan
   Guaranty LOC)
   (A-1+, VMIG-1)**
   3.50%.................02/01/96       100        100,000

  Yonkers IDA Series 1994 Civic
   Facility RB (Consumers Union
   Facility) DN / (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.00%.................02/07/96     1,000      1,000,000
                                              ------------
                                               268,322,773
                                              ------------

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
PUERTO RICO -- 5.1%
  Government Development Bank For
   Puerto Rico Adjustable RB
   Series 1985 DN / (Credit
   Suisse LOC) (A-1+, VMIG-1)**
   2.80%.................02/07/96   $ 7,800   $  7,800,000

  Government Development Bank For
   Puerto Rico TECP (A-1+)
   3.10%.................02/01/96     4,600      4,600,000

  Puerto Rico Highway and
   Transportation Authority RB
   Series X DN/(Landesbank
   Hessen-Thuringen LOC)
   (A-1+, VMIG-1)**
   2.80%.................02/07/96       100        100,000

  Puerto Rico Medical, Higher
   Education, and Environmental
   PCR (Ana G. Mendez
   Educational Foundation
   Project) DN/(Bank
   of Tokyo LOC)
   (A-1+, VMIG-1)**
   3.20%.................02/07/96     1,800      1,800,000
                                              ------------
                                                14,300,000
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $282,622,773*)............... 99.7%    282,622,773

OTHER ASSETS IN EXCESS OF
  LIABILITIES........................  0.3%        937,628
                                      -----   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 283,591,832
  Money shares of capital stock
  outstanding).......................100.0%   $283,560,401
                                     ======   ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($283,560,401 / 283,591,832).......................$1.00
                                                     =====

-------------


*  Aggregate cost for federal income tax purposes is
   substantially the same.
** Variable rate demand notes -- the interest rate shown
   is as of January 31, 1996, and the maturity date shown
   is the longer of (i) the next interest readjustment
   date or (ii) the date on which the principal amount
   owed can be recovered through demand.
  The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings indicated are believed to
   be the most recent ratings available at January 31,
   1996.
---------------------------------------------------------

                          MUNICIPAL FUND FOR NEW YORK
                                INVESTORS, INC.
                         Maturity Schedule of Portfolio
                                January 31, 1996

          MATURITY
           PERIOD            PAR          PERCENTAGE
       -------------     ------------     ---------
            1-30 days    $242,223,000        85.7%
           31-60 days      17,500,000         6.2%
           61-90 days       4,000,000         1.4%
          91-120 days               0         0.0%
        Over 120 days      18,855,000         6.7%

           Average Weighted Maturity -- 22 days

---------------------------------------------------------
INVESTMENT ABBREVIATIONS:
BAN      Bond Anticipation Note
DN       Demand Note
GO       General Obligation
IDA      Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCR      Pollution Control Revenue
RAN      Revenue Anticipation Note
RB       Revenue Bond
TAN      Tax Anticipation Note
TECP     Tax-Exempt Commercial Paper

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                       Six Months Ended January 31, 1996
                                  (Unaudited)

Investment income:
  Interest income.........................................................        $4,693,551
                                                                                  ----------
Expenses:
  Investment advisory fees................................................           249,142
  Administration fees.....................................................           249,142
  Legal and audit fees....................................................            42,701
  Directors' and officer's fees and expenses..............................            18,064
  Custodian fees..........................................................            31,219
  Transfer agent fees.....................................................            12,567
  Miscellaneous...........................................................            18,349
                                                                                  ----------
                                                                                     621,184
  Fees waived by Investment Adviser and Administrator.....................          (371,032)
                                                                                  ----------
     Total expenses.......................................................           250,152
                                                                                  ----------
     Net investment income................................................         4,443,399
Realized gain on investments:
  Net realized gain on investments sold...................................                 0
                                                                                  ----------
Net increase in net assets resulting from operations......................        $4,443,399
                                                                                  ==========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                       Statement of Changes in Net Assets



                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               JANUARY 31, 1996   JULY 31, 1995
                                                               ----------------   -------------
                                                                 (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
     Net investment income.................................      $  4,443,399     $   8,146,363
     Net realized gain on investments sold.................                 0             3,631
                                                               ----------------   -------------
     Net increase in net assets resulting from
       operations..........................................         4,443,399         8,149,994
                                                               ----------------   -------------
  Dividends to shareholders from net investment income:
     Money shares..........................................        (4,443,399)       (8,143,179)
     Dollar shares.........................................                 0                --
     Plus shares...........................................                 0            (3,184)
                                                               ----------------   -------------
     Total dividends to shareholders.......................        (4,443,399)       (8,146,363)
                                                               ----------------   -------------
  Increase (decrease) in net assets from Fund share
     transactions..........................................        36,910,119       (33,270,815)
                                                               ----------------   -------------
     Net increase (decrease) in net assets.................        36,910,119       (33,267,184)
Net assets:
  Beginning of period......................................       246,650,282       279,917,466
                                                               ----------------   -------------
  End of period............................................      $283,560,401     $ 246,650,282
                                                               ==============     =============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           MONEY SHARES
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 JANUARY 31, 1996   JULY 31, 1995   JULY 31, 1994   JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                                 ----------------   -------------   -------------   -------------   -------------   -------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................      $   1.00         $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                 ----------------   -------------   -------------   -------------   -------------   -------------
  Income From Investment
     Operations:
     Net Investment Income.....        0.0179            0.0338          0.0226          0.0230          0.0321          0.0441
                                 ----------------   -------------   -------------   -------------   -------------   -------------
       Total From Investment
          Income...............        0.0179            0.0338          0.0226          0.0230          0.0321          0.0441
                                 ----------------   -------------   -------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net
       Investment Income.......       (0.0179)          (0.0338)        (0.0226)        (0.0230)        (0.0321)        (0.0441)
                                 ----------------   -------------   -------------   -------------   -------------   -------------
       Total Distributions.....       (0.0179)          (0.0338)        (0.0226)        (0.0230)        (0.0321)        (0.0441)
                                 ----------------   -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of
  Period.......................      $   1.00         $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                 =============       ==========      ==========      ==========      ==========      ==========
Total Return...................          3.64%(3)          3.43%           2.29%           2.33%           3.26%           4.50%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)..................       283,560           246,650         279,483         204,670         267,655         284,834
     Ratio of Expenses to
       Average Daily
       Net Assets(1)...........          0.20%(3)          0.20%           0.20%           0.25%2          0.30%           0.30%
     Ratio of Net Investment
       Income to Average Daily
       Net Assets..............          3.56%(3)          3.36%           2.28%           2.31%           3.20%           4.42%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Money shares for the six months ended January 31, 1996 and the years ended July 31, 1995, 1994, 1993, 1992 and 1991 were
    .50%, .49%, .48%, .51%, .49% and .49%, respectively.

(2) Expense limitation for Money shares was lowered to .20% of the average daily net assets, effective January 18, 1993.

(3) Annualized.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DOLLAR SHARES
                               --------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED           YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               JANUARY 31, 1996   JULY 31, 1995(4) JULY 31, 1994(3) JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                               ----------------   --------------   --------------   -------------   -------------   -------------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................      $   1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                               ----------------   --------------   --------------   -------------   -------------   -------------
  Income From Investment
     Operations:
     Net Investment Income...          0.00              0.00           0.0127           0.0205          0.0296          0.0416
                               ----------------   --------------   --------------   -------------   -------------   -------------
       Total From Investment
          Income.............          0.00              0.00           0.0127           0.0205          0.0296          0.0416
                               ----------------   --------------   --------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net
       Investment Income.....          0.00              0.00          (0.0127)         (0.0205)        (0.0296)        (0.0416)
                               ----------------   --------------   --------------   -------------   -------------   -------------
       Total Distributions...          0.00              0.00          (0.0127)         (0.0205)        (0.0296)        (0.0416)
                               ----------------   --------------   --------------   -------------   -------------   -------------
Net Asset Value, End of
  Period.....................      $   1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                               =============      ===========      ===========       ==========      ==========      ==========
Total Return.................            --                --             1.96%(3)         2.08%           3.01%           4.25%
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000).........            --                --               --           46,509          50,094          54,613
     Ratio of Expenses to
       Average Daily
       Net Assets(1).........            --                --             0.45%(3)         0.50%(2)        0.55%           0.55%
     Ratio of Net Investment
       Income to Average
       Daily Net Assets......            --                --             1.94%(3)         2.06%           2.95%           4.17%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Dollar shares for the years ended July 31, 1994, 1993, 1992 and 1991 were .73%, .76%, .74% and .74%, respectively.

(2) Expense limitation for Dollar shares was lowered to .45% of the average daily net assets, effective January 18, 1993.

(3) Annualized.

(4) There were no Dollar shares outstanding during the period from March 28, 1994 to January 31, 1996.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PLUS SHARES
                               --------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED           YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               JANUARY 31, 1996   JULY 31, 1995(4)  JULY 31, 1994(3) JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                               ----------------   --------------   --------------   -------------   -------------   -------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................      $   1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                               ----------------   --------------   --------------   -------------   -------------   -------------
  Income From Investment
     Operations:
     Net Investment Income...          0.00            0.0090           0.0201           0.0205          0.0296          0.0416
                               ----------------   --------------   --------------   -------------   -------------   -------------
       Total From Investment
          Income.............          0.00            0.0090           0.0201           0.0205          0.0296          0.0416
                               ----------------   --------------   --------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net
       Investment Income.....          0.00           (0.0090)         (0.0201)         (0.0205)        (0.0296)        (0.0416)
                               ----------------   --------------   --------------   -------------   -------------   -------------
       Total Distributions...          0.00           (0.0090)         (0.0201)         (0.0205)        (0.0296)        (0.0416)
                               ----------------   --------------   --------------   -------------   -------------   -------------
Net Asset Value, End of
  Period.....................      $   1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                               =============      ===========      ===========       ==========      ==========      ==========
Total Return.................            --              2.69%(3)         2.04%            2.08%           3.01%           4.25%
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000).........            --                --              435            1,481             243             461
     Ratio of Expenses to
       Average Daily
       Net Assets(1).........            --              0.45%(3)         0.45%            0.50%(2)        0.55%           0.55%
     Ratio of Net Investment
       Income to Average
       Daily Net Assets......            --              2.64%(3)         2.03%            2.06%           2.95%           4.17%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Plus shares for the years ended July 31, 1995, 1994, 1993, 1992 and 1991 were .73%, .73%, .76%, .74% and
    .74%, respectively.

(2) Expense limitation for Plus shares was lowered to .45% of the average daily net assets, effective January 18, 1993.

(3) Annualized.

(4) There were no Plus shares outstanding during the period from December 2, 1994 to January 31, 1996.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

1. Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus shares may be requested to provide assistance in connection with the distribution of such shares. Money shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

  Portfolio valuation--Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income--Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders--It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes--No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the Company's average daily net assets.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is pay-able by the Company to PDI for its distribution services.
  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  The Investment Adviser and Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the six months ended January 31, 1996, the Investment Adviser and Administrators voluntarily waived fees totaling $185,516 and $185,516, respectively.

  Expenses include legal fees amounting to $23,685 paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is transfer agent.

4. Fund Shares
  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                          SIX MONTHS
                             ENDED             YEAR
                            1/31/96            ENDED
                          (UNAUDITED)         7/31/95
                         -------------    ---------------
Sold
  Money shares.........  $ 525,707,459    $ 1,040,239,729
  Dollar shares........             --                 --
  Plus shares..........             --              9,800
Issued as reinvestments
  of dividends
  Money shares.........         89,798            361,349
  Dollar shares........             --                 --
  Plus shares..........             --                 --
Redeemed
  Money shares.........   (488,887,138)    (1,073,436,993)
  Dollar shares........             --                 --
  Plus shares..........             --           (444,700)
                         -------------    ---------------
Net increase
  (decrease)...........  $  36,910,119    $   (33,270,815)
                         ==============   ===============

  The authorized capital of the Company consists of 1.4 billion Money shares, 300 million Dollar shares and 300 million Plus shares, each with a par value of $.001 per share.

5. Capital Loss Carryover

  At July 31, 1995, a capital loss carryover of $31,432 was available to offset possible future capital gains. The carryover expires as follows: $7,769 in 1997, $3,125 in 1998, $17,106 in 2001, and $3,432 in 2002.

6. Net Assets

  At January 31, 1996, net assets consisted of the following:

Paid-in capital...............  $283,591,833
Accumulated net realized
  losses on investments.......       (31,432)
                                ------------
                                $283,560,401
                                =============

       Directors
         Thomas A. Melfe
           Chairman
         Francis E. Drake, Jr.
         Rodney D. Johnson
         Anthony M. Santomero

       Officers
         Edward J. Roach
           President and Treasurer
         Morgan R. Jones
           Secretary

       Investment Adviser
         PNC Institutional Management
       Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       Distributor
         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087
       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by an effective
       prospectus for the Company,
       which contains information
       concerning its investment
       policies as well as other
       pertinent information.

       PIF-T-012

                                                  NEW YORK MONEY FUND
                                                An Investment Portfolio
                                                      Offered by
                                                  Municipal Fund for
                                               New York Investors, Inc.

                                         [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                  Semi-Annual Report
                                                    to Shareholders
                                                   January 31, 1996